Segmented Information (Details) - Schedule of Product Information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segmented Information (Details) - Schedule of Product Information [Line Items]
Revenue by product	$ 8,233	$ 6,482	$ 7,545
Cellular boosters and related accessories [Member]
Segmented Information (Details) - Schedule of Product Information [Line Items]
Revenue by product	2,223	2,558	4,235
Rugged devices and related accessories [Member]
Segmented Information (Details) - Schedule of Product Information [Line Items]
Revenue by product	$ 6,010	$ 3,924	$ 3,310